Risk Management and Derivatives (Foreign Exchange Contracts) (Details) € in Thousands, ₨ in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 INR (₨)
Derivative [Line Items]
Foreign currency transaction gain (loss)	$ 100	$ (100)	$ 100
Sells Indian rupee (INR)/Buys USD Forward
Derivative [Line Items]
Notional Amount	5,089					₨ 350,000
Sells euro (EUR)/Buys USD Forward
Derivative [Line Items]
Notional Amount	7,095			€ 6,300
Sells pound sterling (GBP)/Buys USD Forward
Derivative [Line Items]
Notional Amount	$ 4,427				£ 3,400